Revenue (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2023 USD ($) customer	Sep. 30, 2022 USD ($) customer	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 640	$ 7,212
Number of major customers | customer	2	2
Performance obligations satisfied over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of customers | customer	6	5
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 640	$ 359	$ 48
Other Countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services		6,853
Quantum Cloud
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 640	$ 7,212	$ 48
Quantum Cloud perpetual license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days
Quantum Cloud platform as a service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days
Maintenance and support
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days